Contract costs	12 Months Ended
Feb. 28, 2022
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Contract Costs
7	Contract costs

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Capitalised contract costs (net)	—	2,773,611

The movement in capitalised contract costs is as follows:

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Balance as of beginning of financial year	2,773,611	—
Contract costs incurred	—	5,350,000
Amortisation to marketing and sales expenses (Note 22)	(1,277,110)	(1,153,831)
Contract costs refunded	—	(322,558)
Impairment loss	(1,496,501)	(1,100,000)
Balance as of end of financial year	—	2,773,611

The movement in the impairment of contract costs is as follows:

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Balance as of beginning of financial year	1,100,000	—
Charge to profit or loss	1,496,501	1,100,000
Balance as of end of financial year	2,596,501	1,100,000

In prior financial year, the Group entered into an agreement with an external party to pay commission fees for every successful customer referral upon signing of the subscription agreement of 3 years with the Group. These costs are capitalised as it is directly attributable to obtaining a customer’s contract and the Group expects to recover these costs. The contract costs are amortized over the subscription period of 3 years. For those customers who were unable to meet the transaction volume committed for a pre-determined period of time, a refund has been sought from the referral. The Group recognised an impairment loss of US$1,496,501 (2021: US$1,100,000) as of the current financial year end based on the recoverability of the remaining balance due to current conditions.